SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONCENTRATION OF RISK
Concentration of Revenues	Three Months Ended March 31,
	2025	2024
Customer A	16%	27%
Customer B	25%	11%
Customer C	15%	13%
Customer D	31%	—%
Customer E	—%	18%
Customer F	—%	12%
	87%	81%
Concentration of Revenues
	For the Years Ended December 31,
	2024	2023
Customer A	23%	11%
Customer B	10%	10%
Customer C	10%	17%
Customer D	11%	—%
Customer E	25%	—%
Customer F	—%	27%
	79%	65%

SCHEDULE OF REVENUE DISAGGREGATED BY SALES

The following table presents revenue disaggregated by sales channel:

	For the Three Months Ended March 31,
	2025	2024
Direct to Consumer	$568,714	$742,443
Wholesale	269,341	318,157
Third Party	—	171,223
Total Products Net Sales	838,055	1,231,823
Services	253,928	474,336
Total Net Sales	$1,091,983	$1,706,159

The following table presents revenue disaggregated by sales channel:

	For the Years Ended December 31,
	2024	2023
Direct to Consumer	$3,899,493	$3,183,664
Wholesale	1,595,553	1,657,851
Third Party	1,119,887	294,967
Total Products Net Sales	6,614,933	5,136,482
Services	1,787,555	2,834,742
Total Net Sales	$8,402,488	$7,971,224